Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows Used in Operating Activities:
Net loss	$ (1,082,778)	$ (114,191)	$ (837,143)	$ (1,108,564)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrants issued for services		36,470	36,470	236,594
Amortization	98,378		49,189
Share based compensation	62,240
Common shares issued for third party services	54,000
Goodwill adjustment	55,247
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,947)		(87,814)	4,000
Accounts payable	(44,505)	11,130	(876,044)	10,980
Accrued expenses	278,156	(59,166)	1,130,757	64,688
Due to related party	117,167	(54,150)	23,641	54,150
Fair value liabilities for price adjustable warrants	103,072		75,100
Other liabilities			(36,470)
Net cash used in operating activities	(363,970)	(179,907)	(522,314)	(738,152)
Cash Flows from Investing Activities:
Net cash acquired in reverse acquisition			5,867
Net cash from investing activities			5,867
Cash Flows from Financing Activities:
Proceeds from sales of common stock to related party	250,000			1,000,000
Proceed from convertible note			124,973
Proceed from convertible note, related party	225,064		234,973
Net cash provided by financing activities	475,064		359,946	1,000,000
Increase (decrease) in cash	111,094	(179,907)	(156,501)	261,848
Cash – Beginning of Period	105,347	261,848	261,848
Cash - End of Period	216,441	81,941	105,347	261,848
Supplementary Cash Flow Information:
Interest paid
Income taxes paid	800		800	800
Non-cash Investing and Financing Activities:
Issuance of warrants for services		36,470
Common stock issued for accounts payable	947,930
Return of common stock for note receivable	$ 31,404
Issuance of warrants			36,470	200,124
Common stock issued in reverse acquisition			3,672,000
Contributed capital			$ 257,252